Portfolio of Investments March 31, 2025
NPCT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 151.2% (98.2% of Total Investments)
79590859
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 24.1% (15.6% of Total
Investments) 79590859
BANKS - 8.1%
$ 10,375,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 08/11/31 $ 9,731,503
4,250,000 (b) Citigroup Inc 4.150 N/A 4,121,059
3,250,000 (b) JPMorgan Chase & Co 3.650 N/A 3,177,359
10,195,000 (b) PNC Financial Services Group Inc /The 3.400 N/A 9,698,699
TOTAL BANKS 26,728,620
CAPITAL GOODS - 2.7%
9,000,000 (b) Air Lease Corp 4.650 N/A 8,754,746
TOTAL CAPITAL GOODS 8,754,746
FINANCIAL SERVICES - 2.1%
7,200,000 (b) American Express Co 3.550 N/A 6,953,276
TOTAL FINANCIAL SERVICES 6,953,276
INSURANCE - 1.4%
4,800,000 (a) Swiss Re Finance Luxembourg SA 5.000 04/02/49 4,748,640
TOTAL INSURANCE 4,748,640
UTILITIES - 9.8%
1,700,000 AES Corp/The 7.600 01/15/55 1,715,485
5,000,000 Algonquin Power & Utilities Corp 4.750 01/18/82 4,762,490
2,500,000 CMS Energy Corp 3.750 12/01/50 2,195,516
2,500,000 CMS Energy Corp 4.750 06/01/50 2,351,065
EUR
8,000,000
(b),(c)
Engie SA, Reg S
1.875 N/A 7,519,661
3,175,000 Exelon Corp 6.500 03/15/55 3,161,467
4,600,000 Sempra 4.125 04/01/52 4,322,476
5,000,000 Southern Co/The 3.750 09/15/51 4,858,520
1,500,000 (a),(b) Vistra Corp 7.000 N/A 1,518,897
TOTAL UTILITIES 32,405,577
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $85,902,446) 79,590,859
SHARES DESCRIPTION RATE VALUE
19558586 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.9% (3.9% of Total Investments) 19558586
CAPITAL GOODS - 1.6%
269,000 Triton International Ltd 5.750 5,191,700
TOTAL CAPITAL GOODS 5,191,700
FINANCIAL SERVICES - 1.4%
300,000 Affiliated Managers Group Inc 4.200 4,719,000
TOTAL FINANCIAL SERVICES 4,719,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5.750 966,789
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 966,789
UTILITIES - 2.6%
100,426 Brookfield Infrastructure Partners LP 5.125 1,673,097
200,000 Brookfield Renewable Partners LP 5.250 3,532,000
200,000 CMS Energy Corp 4.200 3,476,000
TOTAL UTILITIES 8,681,097
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $28,938,056) 19,558,586
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 2.5% (1.6% of Total Investments) –
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 1,033,387
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,058,329
2,009,145 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series 2021
3CS
3.500 05/20/48 1,457,003

Portfolio of Investments March 31, 2025
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,281,482 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series 2021
4GS
3.500% 07/20/48 $ 1,677,242
5,481,250 (a),(d) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 1,984,212
1,000,000 (a) Tesla Auto Lease Trust 2023-A, Series 2023 A 5.940 07/20/27 1,003,422
TOTAL ASSET-BACKED SECURITIES
(Cost $11,030,469) 8,213,595
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
263595940 CORPORATE BONDS - 79.7% (51.8% of Total Investments) 263595940
AUTOMOBILES & COMPONENTS - 2.0%
4,000,000 Dana Inc 4.250 09/01/30 3,691,669
3,510,000 Ford Motor Co 3.250 02/12/32 2,892,742
TOTAL AUTOMOBILES & COMPONENTS 6,584,411
BANKS - 12.9%
17,000,000 (a) Intesa Sanpaolo SpA 4.950 06/01/42 13,669,485
5,000,000 (e) Lloyds Banking Group PLC 4.976 08/11/33 4,902,558
10,000,000 (a),(e) Standard Chartered PLC 5.300 01/09/43 9,279,969
15,000,000 (a),(e) UniCredit SpA 5.459 06/30/35 14,738,638
TOTAL BANKS 42,590,650
CAPITAL GOODS - 2.5%
5,800,000 (e) GATX Corp 3.100 06/01/51 3,651,752
5,000,000 (a) Sociedad de Transmision Austral SA 4.000 01/27/32 4,583,458
TOTAL CAPITAL GOODS 8,235,210
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
964,000 (a) Ambipar Lux Sarl 9.875 02/06/31 953,755
600,000 (a) Ambipar Lux Sarl 10.875 02/05/33 614,700
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,568,455
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
10,000,000 Nordstrom Inc 5.000 01/15/44 7,359,071
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,359,071
CONSUMER DURABLES & APPAREL - 1.6%
EUR
5,000,000
(c)
Arcelik AS, Reg S
3.000 05/27/26 5,339,458
TOTAL CONSUMER DURABLES & APPAREL 5,339,458
ENERGY - 4.1%
15,000,000 (a),(e) Santos Finance Ltd 3.649 04/29/31 13,595,802
TOTAL ENERGY 13,595,802
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
2,000,000 Host Hotels & Resorts LP 2.900 12/15/31 1,734,024
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,734,024
FINANCIAL SERVICES - 9.4%
2,400,000 Community Preservation Corp/The 2.867 02/01/30 2,156,839
2,000,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.750 09/15/30 1,777,618
9,915,000 (a),(e) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 9,617,239
1,000,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 1,035,230
EUR
5,400,000
(c)
Power Finance Corp Ltd
1.841 09/21/28 5,478,821
5,710,000 (a) Starwood Property Trust Inc 4.375 01/15/27 5,549,088
1,445,000 (a) Starwood Property Trust Inc 6.000 04/15/30 1,412,021
4,292,000 (a) Starwood Property Trust Inc 3.625 07/15/26 4,158,651
TOTAL FINANCIAL SERVICES 31,185,507
MATERIALS - 5.3%
345,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 355,134
1,550,000 (a),(b) Cemex SAB de CV 9.125 N/A 1,573,625
550,000 (a) LD Celulose International GmbH 7.950 01/26/32 567,091
5,000,000 (a) LG Chem Ltd 2.375 07/07/31 4,253,239
5,000,000 LYB International Finance III LLC 3.800 10/01/60 3,275,733
7,450,000 (a) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 7,492,636
TOTAL MATERIALS 17,517,458

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
EUR
2,250,000
(c)
GTC Aurora Luxembourg SA, Reg S
2.250% 06/23/26 $ 2,187,175
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,187,175
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,500,000 SK Battery America Inc , Reg S 2.125 01/26/26 2,428,337
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,428,337
TELECOMMUNICATION SERVICES - 4.1%
2,760,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 2,788,787
5,000,000 Verizon Communications Inc 2.987 10/30/56 3,003,315
10,000,000 Vodafone Group PLC 5.125 06/04/81 7,576,124
TOTAL TELECOMMUNICATION SERVICES 13,368,226
TRANSPORTATION - 1.5%
7,000,000 Norfolk Southern Corp 4.100 05/15/21 4,976,166
TOTAL TRANSPORTATION 4,976,166
UTILITIES - 31.7%
1,750,000 AES Corp/The 2.450 01/15/31 1,495,956
15,000,000 (a),(e) Brooklyn Union Gas Co/The 4.273 03/15/48 11,748,677
1,125,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,090,864
5,100,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 4,369,678
7,050,000 (a) Colbun SA 3.150 01/19/32 6,149,572
2,244,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 1,772,052
EUR
5,000,000
(c),(f)
EDP - Energias de Portugal SA
1.875 03/14/82 4,899,941
5,530,000 (a) India Cleantech Energy2021 1 4.700 08/10/26 5,398,522
6,650,000 (a),(e) Interchile SA 4.500 06/30/56 5,331,222
2,000,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 1,761,291
7,330,000 (a),(e) Liberty Utilities Finance GP 1 2.050 09/15/30 6,305,498
7,000,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 6,512,539
1,000,000 PG&E Recovery Funding LLC 4.838 06/01/33 1,003,628
4,488,807 (a) Solar Star Funding LLC 5.375 06/30/35 4,544,504
13,000,000 (e) Southern California Edison Co 3.650 06/01/51 8,906,993
4,000,000 Southern Co Gas Capital Corp 3.150 09/30/51 2,537,379
5,000,000 (a) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4.850 10/14/38 4,582,753
8,075,000 (a) Sunnova Energy Corp 5.875 09/01/26 3,430,018
9,222,400 (a) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 7,603,758
3,832,170 (a) Topaz Solar Farms LLC 5.750 09/30/39 3,689,920
8,518,945 (a) Topaz Solar Farms LLC 4.875 09/30/39 7,571,212
2,494,522 (a) UEP Penonome II SA2020 1 6.500 10/01/38 2,220,107
2,033,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 1,999,906
TOTAL UTILITIES 104,925,990
TOTAL CORPORATE BONDS
(Cost $320,678,724) 263,595,940
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 21.4% (13.9% of Total Investments) –
6,500,000 (a),(f) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M +
4.114%)
8.434 04/15/34 4,013,750
5,000,000 (a),(f) BAMLL Commercial Mortgage Securities Trust 2021-JACX, Series
2021 JACX, (TSFR1M + 3.864%)
8.184 09/15/38 4,275,277
4,000,000 (a),(f) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.688 02/15/53 2,895,038
3,840,000 (a),(f) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 3.899 03/15/62 2,817,021
2,500,000 (a),(f) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M +
1.300%)
5.620 02/15/37 2,233,443
7,887,000 (a),(f) COMM 2020-CX Mortgage Trust, Series 2020 CX 2.683 11/10/46 5,874,425
44,972,890 (f) Freddie Mac Multifamily ML Certificates, Series 2021 ML12, (I/O) 1.226 07/25/41 4,068,697
63,256,382 (a),(f) Freddie Mac Multifamily ML Certificates, Series 2021 ML11, (I/O) 0.667 03/25/38 3,055,916
24,185,736 (f) Freddie Mac Multifamily ML Certificates, Series 2023 ML18 1.508 09/25/37 2,505,400
27,686,198 (f) Freddie Mac Multifamily ML Certificates, Series 2021 ML10, (I/O) 2.059 01/25/38 3,732,376
500,000 (a) Hudson Yards 2016-10HY Mortgage Trust, Series 2016 10HY 2.835 08/10/38 484,436
2,500,000 (a),(f) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 2.943 12/10/41 2,100,768

Portfolio of Investments March 31, 2025
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 5,000,000 (a),(f) J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-
AON, Series 2018 AON
4.613% 07/05/31 $ 787,606
10,000,000 (a),(f) MFT Trust 2020-ABC, Series 2020 ABC 3.477 02/10/42 5,848,975
700,000 (a),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 3.579%)
7.899 07/15/36 503,150
5,661,000 (a),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.829%)
7.149 07/15/36 4,419,820
4,420,000 (a),(f) NYC Commercial Mortgage Trust 2021-909, Series 2021 909 3.206 04/10/43 3,293,422
7,000,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 5,620,224
80,369,000 (a),(f) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 1,023,226
3,860,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 3,201,098
3,500,000 (a),(f) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE 2.892 02/12/41 2,399,508
6,000,000 (a),(f) VNDO Trust 2016-350P, Series 2016 350P 3.903 01/10/35 5,644,504
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $96,638,598) 70,798,080
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14306208 MUNICIPAL BONDS - 4.3% (2.8% of Total Investments) 14306208
ARIZONA - 0.2%
810,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard
Facility Project, Series 2021C
3.250 07/01/31 724,544
TOTAL ARIZONA 724,544
DISTRICT OF COLUMBIA - 0.1%
254,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Taxable Senior Lien Green Series 2014A
4.814 10/01/14 223,639
TOTAL DISTRICT OF COLUMBIA 223,639
INDIANA - 0.0%
234,358 (g) Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series
2022A-2
10.750 12/01/29 23
TOTAL INDIANA 23
MICHIGAN - 1.6%
1,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
2.960 04/01/27 971,680
500,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.110 04/01/28 480,206
2,245,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.244 04/01/29 2,132,320
425,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.344 04/01/30 398,200
1,575,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Taxable Series 2021B
3.644 04/01/34 1,416,427
TOTAL MICHIGAN 5,398,833
MONTANA - 0.6%
1,000,000 (a) Gallatin County, Montana, Industrial Development Revenue
Bonds, Series 2022
11.500 09/01/27 1,029,834
1,000,000 (a) Gallatin County, Montana, Industrial Development Revenue
Bonds, Series 2022
11.500 09/01/27 1,029,833
TOTAL MONTANA 2,059,667
NEW HAMPSHIRE - 0.8%
61,684,424 New Hampshire Business Finance Authority 0.510 08/20/39 2,489,583
TOTAL NEW HAMPSHIRE 2,489,583
NEW YORK - 0.9%
415,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2
5.175 11/15/49 373,926
2,500,000 New York Transportation Development Corporation, Revenue
Bonds, MTA ADA Upgrades Project, Long Term Taxable
Sustainability Green Series 2023B
6.971 06/30/51 2,537,067
TOTAL NEW YORK 2,910,993

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 0.1%
$ 500,000 (a) Public Finance Authority, Wisconsin, Educational Facilities
Revenue Bonds, Series 2025B
6.250% 06/01/31 $ 498,926
TOTAL WISCONSIN 498,926
TOTAL MUNICIPAL BONDS
(Cost $15,488,115) 14,306,208
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19504998 SOVEREIGN DEBT - 5.9% (3.8% of Total Investments) 19504998
BENIN - 2.7%
EUR 10,000,000 (a) Benin Government International Bond 4.950 01/22/35 8,883,263
TOTAL BENIN 8,883,263
CHILE - 1.1%
5,000,000 Chile Government International Bond 3.100 05/07/41 3,666,000
TOTAL CHILE 3,666,000
MEXICO - 2.1%
3,150,000 Mexico Government International Bond 4.875 05/19/33 2,889,212
EUR 5,000,000 Mexico Government International Bond 2.250 08/12/36 4,066,523
TOTAL MEXICO 6,955,735
TOTAL SOVEREIGN DEBT
(Cost $25,542,113) 19,504,998
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
10692588 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2% (2.1% of Total Investments) 10692588
1,371,000 United States Treasury Note/Bond 4.000 02/28/30 1,374,106
100,000 United States Treasury Note/Bond 3.875 03/15/28 99,985
6,920,000 United States Treasury Note/Bond 4.625 02/15/35 7,149,225
2,070,000 United States Treasury Note/Bond 3.875 03/31/27 2,069,272
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $10,507,305) 10,692,588
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13691585 VARIABLE RATE SENIOR LOAN INTERESTS - 4.2% (2.7% of Total Investments) 13691585
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
10,258,581 (f) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M +
4.500%)
8.939 05/08/28 9,946,514
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,946,514
UTILITIES - 1.2%
1,035,028 (f) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6.563 12/15/27 1,035,189
2,800,000 (f) Vistra Zero Operating Company, LLC, Term Loan B, (CME Term
SOFR 1 Month + 2.000%)
6.310 04/30/31 2,709,882
TOTAL UTILITIES 3,745,071
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $13,994,632) 13,691,585
TOTAL LONG-TERM INVESTMENTS
(Cost $608,720,458) 499,952,439

Portfolio of Investments March 31, 2025
(continued)
NPCT

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%(1.8% of Total Investments)
9224900 REPURCHASE AGREEMENTS - 2.8% (1.8% of Total Investments) 9224900
$ 424,900 (h) Fixed Income Clearing Corporation 1.360% 04/01/25 $ 424,900
8,800,000 ( i ) Fixed Income Clearing Corporation 4.350 04/01/25 8,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,224,900) 9,224,900
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,224,900) 9,224,900
TOTAL INVESTMENTS - 154.0%
(Cost $617,945,358 ) 509,177,339
BORROWINGS - (18.9)% (j),(k) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.8)%(l) (49,073,551)
TFP SHARES, NET - (21.1)%(m) (69,725,495)
OTHER ASSETS & LIABILITIES, NET -  0.8% 2,683,763
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 330,562,056
EUR Euro
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $278,472,305 or 54.7% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $67,595,955 have been pledged as collateral for reverse repurchase agreements.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $424,916 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $433,448.
( i ) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $8,801,063 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $8,976,108.
(j) Borrowings as a percentage of Total Investments is 12.3%.
(k) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.6%.
(m) TFP Shares, Net as a percentage of Total Investments is 13.7%.
Forward Foreign Currency Contracts
Currency
Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,093,933 EUR 6,858,671 JPMorgan Chase Bank, N.A. 4/11/25 $ (325,863)
Total         $(325,863)
Total unrealized appreciation on forward foreign currency contracts         $–
Total unrealized depreciation on forward foreign currency contracts         $(325,863)
EUR Euro

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 258,463 $ 25,759 $ 232,704
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
529,881 15,720 514,161
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
323,418 (7,332) 330,750
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
597,192 12,376 584,816
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
458,227 (2,563) 460,790
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
600,989 4,250 596,739
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
466,047 (4) 466,051
Total
$ 3,234,218 $ 48,206
$ 3,186,011
NPCT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 79,590,859 $ – $ 79,590,859
$25 Par (or similar) Retail Preferred 19,558,586 – – 19,558,586
Asset-Backed Securities – 6,229,383 1,984,212 8,213,595
Corporate Bonds – 263,595,940 – 263,595,940
Mortgage-Backed Securities – 70,798,080 – 70,798,080
Municipal Bonds – 14,306,208 – 14,306,208
Sovereign Debt – 19,504,998 – 19,504,998
U.S. Government and Agency Obligations – 10,692,588 – 10,692,588
Variable Rate Senior Loan Interests – 13,691,585 – 13,691,585
Short-Term Investments:
Repurchase Agreements – 9,224,900 – 9,224,900
Investments in Derivatives:
Cross Currency Swaps* – 3,186,011 – 3,186,011
Forward Foreign Currency Contracts* – (325,863) – (325,863)
Total $ 19,558,586 $ 490,494,689 $ 1,984,212 $ 512,037,487
* Represents net unrealized appreciation (depreciation).